Taxation (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation (Textual)
Income tax expense computed at the statutory income tax rate			25.00%
Unrecognized tax benefits	$ 5,133		$ 4,547	$ 4,053
Deferred tax assets related to tax loss carry forwards	3,531		2,764	2,381
Unrecognized tax benefits of ultimately recognized, will impact the effective tax rate	2,702		2,043	1,681
Interest expense accrued in relation to the unrecognized tax benefit	181	$ 63	250	83
Accumulated interest expense	519	151	338	88
Current income tax expense	$ (187)	$ (943)	$ (1,382)	$ (2,257)	$ (1,895)
PRC [Member]
Taxation (Textual)
Income tax expense computed at the statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Net tax operating loss from subsidiaries	$ 28,855		$ 38,503
Net tax operating loss expiration term	Expire from 2018 to 2022		Expire from 2018 to 2022
Borqs HK [Member]
Taxation (Textual)
Net tax operating loss from subsidiaries	$ 14,276		$ 15,500
Net tax operating loss expiration term	Will not expire.		Will not expire.
Profits tax rate			16.50%	16.50%	16.50%
Borqs India [Member]
Taxation (Textual)
Income tax expense computed at the statutory income tax rate			32.45%	32.45%	32.45%
Current income tax expense			$ 2,024	$ 1,684	$ 1,158
Borqs Beijing [Member]
Taxation (Textual)
Income tax preferential rate, description			BORQS Beijing was qualified for a High and New Technology Enterprises ("HNTE") since 2012 and is eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate, which will expire in July 2018. For the years ended December 31, 2015, 2016 and 2017, BORQS Beijing enjoyed a preferential tax rate of 15%.
Yuantel Telecom [Member]
Taxation (Textual)
Income tax preferential rate, description			Yuantel Telecom was qualified for a High and New Technology Enterprises ("HNTE") since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2015, 2016 and 2017, Yuantel Telecom enjoyed a preferential tax rate of 15%.